Trade Receivable, Net	6 Months Ended
Dec. 31, 2024
Trade Receivable, Net [Abstract]
TRADE RECEIVABLE, NET

NOTE 3 – TRADE RECEIVABLE, NET

As of December 31, 2024 and June 30,2024, trade receivable, net consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Trade receivable	$734,344	$226,747
Less: allowance for expected credit loss	—	—
Trade receivable, net	$734,344	$226,747